UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS INTERNATIONAL EQUITY FUND

FORM N-Q

JUNE 30, 2017

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 2.4%
Aisin Seiki Co., Ltd.	21,700	$1,112,900	(a)
Compagnie Generale des Etablissements Michelin	14,186	1,886,009	(a)
Linamar Corp.	20,900	1,030,173
Magna International Inc.	21,800	1,009,813
Stanley Electric Co., Ltd.	52,300	1,581,782	(a)
Sumitomo Rubber Industries Ltd.	66,100	1,117,863	(a)
Valeo SA	17,739	1,203,295	(a)

Total Auto Components		8,941,835

Automobiles - 3.0%
Honda Motor Co., Ltd.	77,900	2,128,467	(a)
Mazda Motor Corp.	69,349	970,550	(a)
Nissan Motor Co., Ltd.	149,600	1,491,443	(a)
Subaru Corp.	59,900	2,024,642	(a)
Suzuki Motor Corp.	38,400	1,824,988	(a)
Toyota Motor Corp.	53,775	2,820,763	(a)

Total Automobiles		11,260,853

Hotels, Restaurants & Leisure - 1.4%
Aristocrat Leisure Ltd.	109,674	1,900,242	(a)
Genting Singapore PLC	1,573,400	1,240,395	(a)
Kindred Group PLC	82,078	928,667	(a)
Restaurant Brands International Inc.	21,400	1,338,985

Total Hotels, Restaurants & Leisure		5,408,289

Household Durables - 2.4%
Electrolux AB, Class B Shares	45,100	1,483,122	(a)
Haseko Corp.	101,900	1,239,151	(a)
Persimmon PLC	51,248	1,497,206	(a)
Sekisui Chemical Co., Ltd.	63,600	1,140,976	(a)
Sekisui House Ltd.	60,100	1,059,814	(a)
Sony Corp.	32,300	1,232,081	(a)
Taylor Wimpey PLC	634,710	1,457,211	(a)

Total Household Durables		9,109,561

Internet & Direct Marketing Retail - 0.4%
Start Today Co., Ltd.	63,000	1,553,045	(a)

Leisure Products - 0.9%
Bandai Namco Holdings Inc.	65,700	2,241,893	(a)
Sega Sammy Holdings Inc.	76,400	1,029,938	(a)

Total Leisure Products		3,271,831

Media - 0.4%
Mediaset Espana Comunicacion SA	108,204	1,348,143	(a)

Multiline Retail - 0.7%
Canadian Tire Corp., Ltd., Class A Shares	8,500	967,196
Dollarama Inc.	17,800	1,700,801

Total Multiline Retail		2,667,997

TOTAL CONSUMER DISCRETIONARY		43,561,554

CONSUMER STAPLES - 10.7%
Beverages - 2.7%
Anheuser-Busch InBev SA/NV	10,122	1,120,051	(a)
Asahi Group Holdings Ltd.	36,000	1,355,388	(a)
Coca-Cola HBC AG, Class DI Shares	38,009	1,118,099	*(a)
Diageo PLC	98,299	2,905,854	(a)
Kirin Holdings Co., Ltd.	79,600	1,623,054	(a)
Pernod Ricard SA	15,041	2,016,357	(a)

Total Beverages		10,138,803

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Food & Staples Retailing - 1.8%
Booker Group PLC	343,753	$834,707	(a)
Distribuidora Internacional de Alimentacion SA	181,732	1,134,860	(a)
E-MART Inc.	5,419	1,110,682	(a)
George Weston Ltd.	10,700	968,594
Metro Inc.	35,328	1,162,708
William Morrison Supermarkets PLC	510,121	1,603,896	(a)

Total Food & Staples Retailing		6,815,447

Food Products - 2.5%
Nestle SA, Registered Shares	78,500	6,838,135	(a)
NH Foods Ltd.	50,000	1,519,985	(a)
Nichirei Corp.	43,100	1,208,653	(a)

Total Food Products		9,566,773

Household Products - 0.7%
Reckitt Benckiser Group PLC	26,006	2,638,636	(a)

Personal Products - 1.0%
Unilever NV, CVA	69,995	3,868,273	(a)

Tobacco - 2.0%
British American Tobacco PLC	69,767	4,749,886	(a)
Imperial Brands PLC	57,723	2,595,640	(a)

Total Tobacco		7,345,526

TOTAL CONSUMER STAPLES		40,373,458

ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Subsea 7 SA	126,790	1,709,330	(a)

Oil, Gas & Consumable Fuels - 4.3%
BP PLC	364,417	2,105,258	(a)
Indian Oil Corp., Ltd.	326,602	1,938,895	(a)
OMV AG	27,123	1,410,025	(a)
Repsol SA	100,436	1,540,816	(a)
Royal Dutch Shell PLC, Class A Shares	205,674	5,470,508	(a)
Royal Dutch Shell PLC, Class B Shares	49,931	1,341,110	(a)
SK Innovation Co., Ltd.	6,723	931,372	(a)
Total SA	28,659	1,419,954	(a)

Total Oil, Gas & Consumable Fuels		16,157,938

TOTAL ENERGY		17,867,268

FINANCIALS - 22.3%
Banks - 12.3%
Banco Bilbao Vizcaya Argentaria SA	311,567	2,604,022	(a)
Banco Santander SA	181,194	1,206,328	(a)
Bank Hapoalim B.M.	278,000	1,873,847	(a)
Bank Leumi Le-Israel	358,274	1,739,839	(a)
BNP Paribas SA	48,388	3,519,350	(a)
CaixaBank SA	357,542	1,711,412	(a)
Canadian Imperial Bank of Commerce	11,700	950,851
Commonwealth Bank of Australia	24,762	1,576,109	(a)
Danske Bank A/S	46,189	1,782,973	(a)
DBS Group Holdings Ltd.	114,400	1,723,537	(a)
DNB ASA	53,097	906,187	(a)
Hachijuni Bank Ltd.	152,000	967,764	(a)
Hokuhoku Financial Group Inc.	52,100	833,127	(a)
HSBC Holdings PLC	428,778	3,979,946	(a)
ING Groep NV	122,438	2,129,433	(a)
KBC Group NV	26,870	2,039,732	(a)
Lloyds Banking Group PLC	2,829,277	2,442,025	(a)
Mebuki Financial Group Inc.	212,300	791,408	(a)
Mediobanca SpA	111,498	1,106,342	(a)
Mitsubishi UFJ Financial Group Inc.	277,314	1,870,100	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Banks - (continued)
Natixis SA	155,164	$1,052,210	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	127,407	1,546,514	(a)
Societe Generale SA	40,296	2,190,923	(a)
Sumitomo Mitsui Financial Group Inc.	61,800	2,417,663	(a)
Westpac Banking Corp.	45,104	1,052,708	(a)
Woori Bank	125,346	2,023,859	(a)

Total Banks		46,038,209

Capital Markets - 1.4%
3i Group PLC	196,200	2,310,009	(a)
Daiwa Securities Group Inc.	163,000	968,522	(a)
UBS Group AG, Registered Shares	106,664	1,810,691	*(a)

Total Capital Markets		5,089,222

Diversified Financial Services - 0.7%
EXOR NV	24,236	1,318,819	(a)
ORIX Corp.	90,700	1,409,843	(a)

Total Diversified Financial Services		2,728,662

Equity Real Estate Investment Trusts (REITs) - 0.5%
GPT Group	288,001	1,059,355	(a)
Vicinity Centres	477,526	942,798	(a)

Total Equity Real Estate Investment Trusts (REITs)		2,002,153

Insurance - 7.4%
Allianz SE, Registered Shares	13,307	2,622,395	(a)
Aviva PLC	220,950	1,515,208	(a)
AXA SA	99,851	2,751,814	(a)
Beazley PLC	183,585	1,167,935	(a)
Direct Line Insurance Group PLC	296,537	1,373,651	(a)
MS&AD Insurance Group Holdings Inc.	50,800	1,712,854	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	9,054	1,826,666	(a)
NN Group NV	41,367	1,472,837	(a)
Poste Italiane SpA	120,585	825,670	(a)
Prudential PLC	118,275	2,717,180	(a)
SCOR SE	30,401	1,205,965	(a)
Sompo Holdings Inc.	55,500	2,152,968	(a)
Standard Life PLC	276,277	1,436,608	(a)
Swiss Re AG	22,163	2,030,381	(a)
Tokio Marine Holdings Inc.	30,600	1,271,355	(a)
Zurich Insurance Group AG	6,118	1,781,516	(a)

Total Insurance		27,865,003

TOTAL FINANCIALS		83,723,249

HEALTH CARE - 10.8%
Biotechnology - 0.1%
Idorsia Ltd.	11,517	217,392	*

Health Care Equipment & Supplies - 1.4%
Cochlear Ltd.	9,343	1,117,158	(a)
Hoya Corp.	43,200	2,249,929	(a)
Straumann Holding AG, Registered Shares	3,354	1,914,711	(a)

Total Health Care Equipment & Supplies		5,281,798

Health Care Providers & Services - 0.6%
Miraca Holdings Inc.	24,000	1,081,239	(a)
Suzuken Co., Ltd.	31,000	1,030,736	(a)

Total Health Care Providers & Services		2,111,975

Life Sciences Tools & Services - 1.2%
ICON PLC	18,324	1,791,904	*
Lonza Group AG, Registered Shares	13,643	2,950,506	*(a)

Total Life Sciences Tools & Services		4,742,410

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.5%
Astellas Pharma Inc.	60,800	$744,446	(a)
AstraZeneca PLC	11,900	797,526	(a)
Bayer AG, Registered Shares	35,135	4,545,908	(a)
GlaxoSmithKline PLC	131,347	2,797,841	(a)
Indivior PLC	250,386	1,021,021	*(a)
Mitsubishi Tanabe Pharma Corp.	50,300	1,165,031	(a)
Novartis AG, Registered Shares	37,850	3,160,814	(a)
Novo Nordisk A/S, Class B Shares	38,687	1,659,480	(a)
Orion OYJ, Class B Shares	23,517	1,501,655	(a)
Recordati SpA	29,683	1,207,761	(a)
Roche Holding AG	15,455	3,946,219	(a)
Sanofi	41,568	3,995,187	(a)
Shionogi & Co., Ltd.	28,700	1,600,877	(a)

Total Pharmaceuticals		28,143,766

TOTAL HEALTH CARE		40,497,341

INDUSTRIALS - 12.7%
Aerospace & Defense - 0.5%
Safran SA	19,247	1,765,449	(a)

Building Products - 0.6%
Asahi Glass Co., Ltd.	32,400	1,367,346	(a)
Compagnie de Saint-Gobain	18,130	969,865	(a)

Total Building Products		2,337,211

Commercial Services & Supplies - 0.2%
Intrum Justitia AB	23,484	800,875	(a)

Construction & Engineering - 2.9%
ACS Actividades de Construccion y Servicios SA	39,699	1,535,516
Bouygues SA	34,103	1,439,661	(a)
Eiffage SA	14,357	1,305,759	(a)
Hochtief AG	6,297	1,154,571	(a)
Obayashi Corp.	215,000	2,530,699	(a)
Shimizu Corp.	111,000	1,178,395	(a)
Taisei Corp.	171,000	1,562,659	(a)

Total Construction & Engineering		10,707,260

Electrical Equipment - 1.4%
ABB Ltd., Registered Shares	53,196	1,316,078	(a)
Gamesa Corp. Tecnologica SA	39,449	845,095	(a)
Mabuchi Motor Co., Ltd.	16,700	833,039	(a)
Vestas Wind Systems A/S	25,200	2,334,862	(a)

Total Electrical Equipment		5,329,074

Industrial Conglomerates - 1.3%
Koninklijke Philips NV	58,019	2,065,272	(a)
Siemens AG, Registered Shares	21,668	2,979,288	(a)

Total Industrial Conglomerates		5,044,560

Machinery - 1.7%
Amada Holdings Co., Ltd.	117,000	1,354,650	(a)
Atlas Copco AB, Class A Shares	36,579	1,408,825	(a)
Georg Fischer AG, Registered Shares	1,425	1,383,364	(a)
Kurita Water Industries Ltd.	43,000	1,173,412	(a)
Wartsila OYJ Abp	19,130	1,130,792	(a)

Total Machinery		6,451,043

Professional Services - 0.7%
Adecco Group AG, Registered Shares	17,128	1,303,968	(a)
Wolters Kluwer NV	33,301	1,411,208	(a)

Total Professional Services		2,715,176

Trading Companies & Distributors - 2.4%
ITOCHU Corp.	99,200	1,476,433	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
Marubeni Corp.	203,600	$1,318,137	(a)
Mitsubishi Corp.	103,300	2,170,031	(a)
Mitsui & Co., Ltd.	101,800	1,457,343	(a)
Sumitomo Corp.	101,200	1,319,335	(a)
Wolseley PLC	20,323	1,249,807	(a)

Total Trading Companies & Distributors		8,991,086

Transportation Infrastructure - 1.0%
Aena SA	9,423	1,841,200	(a)
Flughafen Zuerich AG, Registered Shares	7,054	1,732,132	(a)

Total Transportation Infrastructure		3,573,332

TOTAL INDUSTRIALS		47,715,066

INFORMATION TECHNOLOGY - 5.7%
Electronic Equipment, Instruments & Components - 0.4%
Hitachi Ltd.	248,000	1,525,113	(a)

Internet Software & Services - 0.5%
Auto Trader Group PLC	197,255	976,684	(a)
United Internet AG, Registered Shares	20,150	1,108,061	(a)

Total Internet Software & Services		2,084,745

IT Services - 1.6%
Atos SE	13,326	1,869,791	(a)
Capgemini SE	14,715	1,528,991	(a)
Computershare Ltd.	99,307	1,077,835	(a)
Fujitsu Ltd.	199,000	1,469,162	(a)

Total IT Services		5,945,779

Semiconductors & Semiconductor Equipment - 0.3%
Tokyo Electron Ltd.	8,800	1,192,175	(a)

Software - 1.7%
Check Point Software Technologies Ltd.	15,421	1,682,123	*
Constellation Software Inc.	4,005	2,095,182
Konami Holdings Corp.	24,900	1,385,372	(a)
SAP SE	11,826	1,236,043	(a)

Total Software		6,398,720

Technology Hardware, Storage & Peripherals - 1.2%
FUJIFILM Holdings Corp.	36,700	1,321,095	(a)
Logitech International SA, Registered Shares	55,755	2,047,373	(a)
Pegatron Corp.	323,000	1,012,204	(a)

Total Technology Hardware, Storage & Peripherals		4,380,672

TOTAL INFORMATION TECHNOLOGY		21,527,204

MATERIALS - 5.7%
Chemicals - 1.6%
BASF SE	10,925	1,015,523	(a)
Covestro AG	32,208	2,325,758	(a)
Daicel Corp.	96,200	1,199,301	(a)
Sika AG	230	1,480,619	(a)

Total Chemicals		6,021,201

Metals & Mining - 3.2%
Anglo American PLC	133,439	1,788,333	*(a)
BHP Billiton Ltd.	49,675	886,066	(a)
BHP Billiton PLC	55,567	851,316	(a)
Jindal Steel and Power Ltd.	590,982	1,124,045	*(a)
Newcrest Mining Ltd.	60,874	945,050	(a)
Norsk Hydro ASA	201,000	1,116,233	(a)
Outokumpu OYJ	107,779	863,806	(a)
Rio Tinto PLC	76,760	3,236,484	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
South32 Ltd.	549,438	$1,129,642	(a)

Total Metals & Mining		11,940,975

Paper & Forest Products - 0.9%
Oji Holdings Corp.	202,000	1,045,272	(a)
UPM-Kymmene OYJ	79,595	2,270,047	(a)

Total Paper & Forest Products		3,315,319

TOTAL MATERIALS		21,277,495

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
British Land Co. PLC	134,645	1,062,439	(a)
Fonciere des Regions	12,185	1,133,965	(a)
Hammerson PLC	151,027	1,130,676	(a)
Mirvac Group	795,574	1,305,378	(a)
Scentre Group	439,342	1,366,263	(a)

Total Equity Real Estate Investment Trusts (REITs)		5,998,721

Real Estate Management & Development - 3.2%
Cheung Kong Property Holdings Ltd.	207,016	1,621,575	(a)
Daito Trust Construction Co., Ltd.	8,000	1,245,002	(a)
Hongkong Land Holdings Ltd.	147,900	1,088,591	(a)
Kerry Properties Ltd.	332,000	1,126,967	(a)
LendLease Group	125,157	1,601,720	(a)
Sun Hung Kai Properties Ltd.	80,000	1,175,357	(a)
Swire Properties Ltd.	372,600	1,230,622	(a)
Vonovia SE	38,949	1,547,627	(a)
Wheelock & Co., Ltd.	192,000	1,448,851	(a)

Total Real Estate Management & Development		12,086,312

TOTAL REAL ESTATE		18,085,033

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.3%
Bezeq Israeli Telecommunication Corp., Ltd.	593,668	985,422	(a)
BT Group PLC	237,787	913,136	(a)
Deutsche Telekom AG, Registered Shares	165,892	2,981,362	(a)
KT Corp., ADR	60,912	1,013,576
Nippon Telegraph & Telephone Corp.	57,200	2,705,781	(a)
Telecom Italia SpA	1,281,836	1,188,004	*(a)
Telefonica SA	152,112	1,572,772	(a)
Telstra Corp., Ltd.	367,136	1,215,691	(a)

Total Diversified Telecommunication Services		12,575,744

Wireless Telecommunication Services - 2.3%
KDDI Corp.	79,300	2,100,823	(a)
NTT DoCoMo Inc.	90,800	2,143,347	(a)
SoftBank Group Corp.	28,000	2,274,848	(a)
Vodafone Group PLC	739,697	2,099,105	(a)

Total Wireless Telecommunication Services		8,618,123

TOTAL TELECOMMUNICATION SERVICES		21,193,867

UTILITIES - 3.3%
Electric Utilities - 1.7%
Chubu Electric Power Co. Inc.	84,800	1,128,002	(a)
Endesa SA	55,140	1,273,495	(a)
Enel SpA	492,399	2,651,606	(a)
Tohoku Electric Power Co. Inc.	101,700	1,408,907	(a)

Total Electric Utilities		6,462,010

Gas Utilities - 0.3%
Osaka Gas Co., Ltd.	285,000	1,166,215	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.3%
Uniper SE		66,290	$1,246,784	(a)

Multi-Utilities - 1.0%
AGL Energy Ltd.		85,642	1,679,822	(a)
National Grid PLC		160,171	1,988,003	(a)

Total Multi-Utilities			3,667,825

TOTAL UTILITIES			12,542,834

TOTAL COMMON STOCKS (Cost - $312,034,108)			368,364,369

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
Schaeffler AG (Cost - $1,035,834)		57,425	822,539	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $313,069,942)			369,186,908

	RATE
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $6,593,739)	0.935%	6,593,739	6,593,739

TOTAL INVESTMENTS - 100.0% (Cost - $319,663,681#)			375,780,647
Other Assets in Excess of Liabilities - 0.0%			75,105

TOTAL NET ASSETS - 100.0%			$375,855,752

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$6,046,968	$37,514,586	—	$43,561,554
Consumer Staples	2,131,302	38,242,156	—	40,373,458
Energy	—	17,867,268	—	17,867,268
Financials	1,776,521	81,946,728	—	83,723,249
Health Care	2,009,296	38,488,045	—	40,497,341
Industrials	—	47,715,066	—	47,715,066
Information Technology	3,777,305	17,749,899	—	21,527,204
Materials	—	21,277,495	—	21,277,495
Real Estate	—	18,085,033	—	18,085,033
Telecommunication Services	1,013,576	20,180,291	—	21,193,867
Utilities	—	12,542,834	—	12,542,834
Preferred Stocks	—	822,539	—	822,539

Total Long-Term Investments	$16,754,968	$352,431,940	—	$369,186,908

Short-Term Investments†	6,593,739	—	—	6,593,739

Total Investments	$23,348,707	$352,431,940	—	$375,780,647

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, securities valued at $353,275,610 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$66,188,317
Gross unrealized depreciation	(10,071,351)

Net unrealized appreciation	$56,116,966

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2017